Commitments	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
COMMITMENTS

NOTE 11 – COMMITMENTS:

A.	Israeli government grants:

1)	Through December 31, 2023, the Company received grants from the Israeli Innovation Authority (“IIA”) in the cumulative amount of approximately $4.2 million for support programs in research and development activities. In exchange for the support from the Innovation Authority, the Company is subject to the provisions of the Encouragement of Research and Development Law in connection with intellectual property.

Out of the above $ 4.2 million received: (i) $ 2.4 million is subject to payment of royalties at a rate of between 3% and 5% (in accordance with the Encouragement of Research and Development in Industry Regulations (Rate of Royalties and Rules for their Payment), 5756 - 1996) from all revenues derived from the use of technology developed. The royalty payments are linked to the dollar, and bear LIBOR interest (commencing January 1, 2024 – LIBOR was replaced for that purpose with variable annual interest at the rate of the Secured Overnight Financing Rate (“SOFR”) as published on the first trading day of each calendar year). Subject to the Company’s announcement to the IIA regarding the feasibility of a partial transfer of production outside Israel, the royalty ceiling was increased to 120% of the above amounts received.

(ii)	$ 0.8 million is for technology that has not matured into a product and for which no royalties will be paid, and

(iii)	$ 1.0 million is for grants that do not bear any royalties.

2)	As of December 31, 2023, the Company received grants from the Israel Ministry of Energy in the cumulative amount of approximately $ 0.6 million for support programs in research and development activities. In return, the Company is obligated, inter alia, to pay royalties of between 3% and 5% of all revenues from the use of the technology developed, up to the ceiling of the total amount of such support which is linked to the Israeli Consumer Price Index plus annual interest at the rate established by the Israeli Accountant General.

3)	In addition, the Company received in prior years under two support programs of the Israel Ministry of Economy and Industry, an amount of approximately $56 thousand each in connection with the Company’s international marketing activities. In return for the said support, the Company is obligated to pay royalties of 3% of the Company’s revenues from exports to countries for which the support was received.

4)	As of December 31, 2023, the royalty commitment balance under the above grants (including accrued interest) amounts to $ 3,667 thousand.

B.	New York Power Authority (“NYPA”) Project

Under a cooperation agreement (the “Agreement”) signed in January 2018 with the New York Power Authority (“NYPA”) the Company designed and built a pilot facility that includes a high temperature storage combined heat established and power unit developed by the Company (“the Product”), that will provide electricity and hot water to the campus of a university in New York. In December 2023, the Company successfully completed commissioning the facility that was handed over to the university, following training, on January 29, 2024.

Pursuant to the provisions of the Agreement, signed for a period of 10 years, and amendment made thereto in prior years, NYPA bore the costs of engineering services and the cost of materials required for the integration of the facility, and is responsible to provide technical and logistical support for the commissioning of the Product and will support the marketing efforts of the TES solution developed by the Company in the US and Canada.

As part of the Project financing, the Company and NYPA (hereinafter – “the Parties”) received a conditional grant from the Bird Foundation (Israel-United States Research and Development Foundation), in the sum of $1 million, under a cooperation and financing agreement with the Bird Foundation that was signed in April 2018. The Company is committed to pay the Bird Foundation royalties from gross revenues derived from the sale, leasing or other marketing or commercial exploitation, including service or maintenance contracts of the Product, or the licensing of the Product, at the rate of 5%. Refund amount increases in stages over time, up to a maximum refund of 150% of the total amount of the grant, subject to the extension of the repayment period.

Under the Agreement, the Company will pay annual royalties to NYPA of 5% from gross sales made, beginning June 1, 2022, until NYPA has been fully compensated for the expenditure amounts agreed between the Parties. Royalties for each year will be paid in the subsequent year, the first of which shall be retroactive and include the Company’s gross sales from all of its applications since January 11, 2018.

As of December 31, 2023, the balance of the royalty commitment to NYPA under the above grants amounts to $ 1,148 thousand.

After NYPA is fully compensated for the above amount, NYPA shall receive 3.5% royalties from gross sales made within the US territory, for the remainder of a 10-year-period beginning upon the initial sale or licensing of the Product to a third party, or to the end of the term of the NYPA agreement, whichever is longer.

C.	Joint cooperation agreement with an Israeli Beverage Producer (“Tempo”)

On September 14, 2023, the Company signed an agreement with an Israeli beverage producing company (“Tempo”), for the execution of a TES project. whereby the Company will build and install a bGen™ TES system at one of Tempo’s plants in Israel, that will provide industrial steam for the latter operations.

Under the agreement, Tempo has undertaken to participate in all costs to build, install and integrate the system with its facilities, up to the amount of NIS 3.4 million (approximately $ 0.9 million). The funding of the project will be supported by the Israeli Ministry of Economy and Industry, that has approved it as a Clean Project, with a participation grant of NIS 2.2 million (approximately $595 thousand).

The building of the TES system and its integration with the Tempo production facility is to be finalized within 15 months from the date of the agreement or 12 months from receiving regulatory approvals, if required, followed by 60 days of running-in period. Following this, the system will provide steam services to Tempo, for a period of 15 years, at a fixed price per ton of steam produced by the system (the facility will operate on electricity and water supplied by Tempo). During that period, the Company will provide level B maintenance services to the system. The steam price and maintenance services are linked to the Israeli CPI and will be updated every 5 years. The Company has guaranteed minimum annual capacity of 19,000 ton of steam, which is also the threshold for Tempo “take-or-pay” obligation.

The Company will be the sole owner of the system during the period of installation and the provision of steam services. Tempo will have the right to register a lien on 50% of the system to ensure its rights under the agreement.

Starting the third year of the provision of steam, Tempo will have the right to purchase the system (for its own use only and on “as is” basis) for a consideration that is based on a formula stipulated in the agreement. Tempo will also have the right for termination and compensation if the system fails to supply certain performance measurements as determined in the agreement. As of the balance sheet date, the Company has not yet commenced any activities with regards to the Tempo agreement.

D.	Distribution and production agreement:

In February 2020 the Company entered into an agreement with Fortlev Energia Solar Ltda (“Fortlev”) – a Brazilian company, pursuant to which it granted Fortlev a license for a period of 25 years to market its bGen technology in Brazil and Colombia. Under the agreement, until such time that Fortlev has established a production facility of its own, the Company shall pay Fortlev a commission fee of 10% of any sale it has completed in these territories. After the completion of a production facility, the Company will grant Fortlev an exclusive license for production and marketing of its product in these territories in which case, Fortlev will pay the Company 10% royalty from the sale of such products.

E.	The Company has entered into an agreement with a number of service providers for the purpose of locating and recruiting investors. The consideration for these agreements is on a basis of success in recruitment only, at a rate of 2% to 5% of the gross investment amount that will be recorded as share issuance costs that will be deducted from the premium on shares.

F.	The Company has also entered into an agreement with a sales agent, pursuant to which the Company may offer and sell its Ordinary Shares, from time to time, to or through the Sales Agent - see Note 10A.